Statements of Changes in Net Assets Available for Benefits (Statement) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions
Employer, net of forfeitures	$ 69,520,781	$ 68,094,662
Participant	137,572,736	133,685,236
Participant rollovers	16,381,309	12,968,580
Total contributions	223,474,826	214,748,478
Investment Income
Interest	1,498,965	3,308,277
Dividends	28,068,731	25,059,962
Net realized/unrealized appreciation	388,402,838	550,806,113
Total investment income	417,970,534	579,174,352
Other income	57,394	60,494
Interest on participant loans	2,020,246	1,904,593
Total additions	643,523,000	795,887,917
Deductions
Administrative expenses	1,530,854	1,569,303
Withdrawal payments	367,576,625	350,681,636
Total deductions	369,107,479	352,250,939
Net increase in net assets available for benefits	274,415,521	443,636,978
Net assets available for benefits at beginning of year	3,618,213,518	3,174,576,540
Net assets available for benefits at end of year	$ 3,892,629,039	$ 3,618,213,518